Tax charge - 2022 and 2021 actual tax rate of relevant business operations (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Tax charge
Tax rate on adjusted operating profit	19.00%	14.00%
Tax rate on profit before tax	65.00%	15.00%
Hong Kong
Tax charge
Tax rate on adjusted operating profit	6.00%	4.00%
Tax rate on profit before tax	(5.00%)	4.00%
Indonesia
Tax charge
Tax rate on adjusted operating profit	22.00%	20.00%
Tax rate on profit before tax	22.00%	20.00%
Malaysia
Tax charge
Tax rate on adjusted operating profit	23.00%	18.00%
Tax rate on profit before tax	23.00%	17.00%
Singapore
Tax charge
Tax rate on adjusted operating profit	14.00%	16.00%
Tax rate on profit before tax	5.00%	14.00%
Growth markets and other
Tax charge
Tax rate on adjusted operating profit	25.00%	14.00%
Tax rate on profit before tax	11.00%	18.00%
Eastspring
Tax charge
Tax rate on adjusted operating profit	11.00%	9.00%
Tax rate on profit before tax	11.00%	9.00%
Other operations
Tax charge
Tax rate on adjusted operating profit	0.00%	2.00%
Tax rate on profit before tax	0.00%	2.00%